Columbia Small Cap Growth Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 0.6%
Globalstar, Inc.(a)	237,331	19,985,644
Entertainment 3.9%
IMAX Corp.(a)	1,193,808	47,370,302
Lionsgate Studios Corp.(a)	1,639,560	23,527,686
Madison Square Garden Entertainment Corp.(a)	141,823	10,002,776
Sphere Entertainment Co.(a)	461,080	63,850,358
Total		144,751,122
Total Communication Services		164,736,766
Consumer Discretionary 9.0%
Automobile Components 0.6%
Patrick Industries, Inc.	260,619	23,591,232
Broadline Retail 0.7%
Ollie’s Bargain Outlet Holdings, Inc.(a)	308,305	25,166,937
Hotels, Restaurants & Leisure 6.7%
Brinker International, Inc.(a)	595,041	84,721,937
Cava Group, Inc.(a)	536,982	41,702,022
Dutch Bros, Inc., Class A(a)	500,022	29,001,276
Red Rock Resorts, Inc., Class A	322,381	18,820,603
Rush Street Interactive, Inc.(a)	2,329,749	59,035,840
Shake Shack, Inc., Class A(a)	180,755	11,624,354
Total		244,906,032
Specialty Retail 1.0%
Boot Barn Holdings, Inc.(a)	62,214	10,568,292
Victoria’s Secret & Co.(a)	505,738	27,815,590
Total		38,383,882
Total Consumer Discretionary		332,048,083
Consumer Staples 1.9%
Beverages 1.4%
Celsius Holdings, Inc.(a)	309,983	10,313,134
Vita Coco Co., Inc. (The)(a)	554,860	41,686,632
Total		51,999,766
Consumer Staples Distribution & Retail 0.5%
Sprouts Farmers Market, Inc.(a)	200,315	16,550,025
Total Consumer Staples		68,549,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.5%
Energy Equipment & Services 1.7%
Cactus, Inc., Class A	112,162	6,509,883
Kodiak Gas Services, Inc.	136,418	9,119,543
Liberty Energy, Inc., Class A	1,247,941	36,514,754
National Energy Services Reunited Corp.(a)	462,440	11,260,414
Total		63,404,594
Oil, Gas & Consumable Fuels 0.8%
Centrus Energy Corp., Class A(a)	76,766	14,007,492
Golar LNG Ltd.	304,283	15,138,079
Total		29,145,571
Total Energy		92,550,165
Financials 3.3%
Banks 1.6%
Axos Financial, Inc.(a)	291,981	25,376,068
Bancorp, Inc. (The)(a)	603,655	33,297,610
Total		58,673,678
Capital Markets 1.7%
Moelis & Co., ADR, Class A	485,315	32,656,846
Perella Weinberg Partners	1,788,166	30,684,929
Total		63,341,775
Total Financials		122,015,453
Health Care 20.5%
Biotechnology 6.7%
Absci Corp.(a)	2,266,389	15,298,126
Bicara Therapeutics, Inc.(a)	211,132	4,592,121
BridgeBio Pharma, Inc.(a)	634,628	42,050,451
Climb Bio, Inc.(a)	537,698	5,893,170
Dianthus Therapeutics, Inc.(a)	193,454	17,993,157
Insmed, Inc.(a)	128,394	13,726,603
Kailera Therapeutics, Inc.(a)	652,308	14,963,946
Madrigal Pharmaceuticals, Inc.(a)	54,532	27,117,128
Mirum Pharmaceuticals, Inc.(a)	138,681	14,076,121
NewAmsterdam Pharma Co. NV(a)	445,889	15,017,541
Nuvalent, Inc., Class A(a)	265,362	29,293,311
Rhythm Pharmaceuticals, Inc.(a)	98,841	8,729,637

Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Solid Biosciences, Inc.(a)	1,476,030	10,834,060
Tectonic Therapeutic, Inc.(a)	121,484	3,786,049
Twist Bioscience Corp.(a)	353,997	23,671,779
Total		247,043,200
Health Care Equipment & Supplies 3.2%
Glaukos Corp.(a)	551,536	57,001,246
ICU Medical, Inc.(a)	448,705	60,750,170
Total		117,751,416
Health Care Providers & Services 4.1%
BrightSpring Health Services, Inc.(a)	600,031	37,009,912
Guardant Health, Inc.(a)	539,457	69,962,178
PACS Group, Inc.(a)	499,179	18,294,910
RadNet, Inc.(a)	479,705	26,638,019
Total		151,905,019
Life Sciences Tools & Services 5.0%
Adaptive Biotechnologies Corp.(a)	883,406	13,383,601
Alamar Biosciences, Inc.(a)	345,768	7,067,498
Charles River Laboratories International, Inc.(a)	205,398	37,117,472
DNA Script(a),(b),(c),(d)	11,675	1,154,238
ICON PLC(a)	287,037	39,057,124
Personalis, Inc.(a)	1,874,189	21,365,755
Repligen Corp.(a)	508,986	63,088,815
Total		182,234,503
Pharmaceuticals 1.5%
Axsome Therapeutics, Inc.(a)	163,130	38,250,722
Crinetics Pharmaceuticals, Inc.(a)	297,839	10,588,177
EyePoint, Inc.(a)	442,348	6,007,086
Total		54,845,985
Total Health Care		753,780,123
Industrials 28.0%
Aerospace & Defense 5.6%
Carpenter Technology Corp.	150,255	70,466,590
Karman Holdings, Inc.(a)	1,301,187	74,818,252
Mercury Systems, Inc.(a)	424,060	47,367,502
VSE Corp.	80,038	14,819,036
Total		207,471,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.5%
AAON, Inc.	449,365	63,000,973
Modine Manufacturing Co.(a)	234,847	65,501,177
Total		128,502,150
Construction & Engineering 3.7%
Arcosa, Inc.	188,243	23,859,800
Cardinal Infrastructure Group, Inc., Class A(a)	510,739	26,502,247
Construction Partners, Inc., Class A(a)	143,066	16,662,897
MYR Group, Inc.(a)	111,318	51,769,549
Primoris Services Corp.	148,726	18,706,756
Total		137,501,249
Electrical Equipment 6.6%
Babcock & Wilcox Enterprises, Inc.(a)	4,466,877	82,413,881
Bloom Energy Corp., Class A(a)	467,784	133,318,440
Forgent Power Solutions, Inc.(a)	155,555	8,502,636
Powell Industries, Inc.	60,253	17,137,158
Total		241,372,115
Ground Transportation 3.4%
Knight-Swift Transportation Holdings, Inc.	795,456	60,160,337
Ryder System, Inc.	101,770	25,529,005
Saia, Inc.(a)	79,256	37,438,157
Total		123,127,499
Machinery 4.5%
Flowserve Corp.	223,853	16,903,140
Helios Technologies, Inc.	329,817	27,404,495
RBC Bearings, Inc.(a)	130,897	74,867,848
Standex International Corp.	160,333	44,413,844
Total		163,589,327
Trading Companies & Distributors 0.7%
WESCO International, Inc.	72,934	26,341,573
Total Industrials		1,027,905,293
Information Technology 25.0%
Communications Equipment 1.9%
Applied Optoelectronics, Inc.(a)	139,493	22,097,086
InterDigital, Inc.	184,742	46,571,611
Total		68,668,697
Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.8%
Coherent Corp.(a)	70,754	25,575,448
nLight, Inc.(a)	121,233	8,985,790
OSI Systems, Inc.(a)	64,876	14,061,873
Rogers Corp.(a)	124,170	17,572,539
Unusual Machines, Inc.(a)	1,204,835	38,289,656
Total		104,485,306
IT Services 3.4%
DigitalOcean Holdings, Inc.(a)	809,214	126,196,923
Semiconductors & Semiconductor Equipment 8.2%
Credo Technology Group Holding Ltd.(a)	426,998	100,784,338
Onto Innovation, Inc.(a)	182,505	47,130,091
Rambus, Inc.(a)	137,454	19,994,059
Semtech Corp.(a)	278,107	42,422,442
SiTime Corp.(a)	94,569	67,162,904
Wolfspeed, Inc.(a)	379,830	22,516,322
Total		300,010,156
Software 8.7%
Appfolio, Inc., Class A(a)	91,101	14,682,748
Guidewire Software, Inc.(a)	61,291	9,357,297
Hut 8 Corp.(a)	1,029,246	128,480,778
Riot Platforms, Inc.(a)	3,503,107	94,969,231
ServiceTitan, Inc., Class A(a)	221,451	16,024,194
Terawulf, Inc.(a)	2,210,644	56,504,061
Total		320,018,309
Total Information Technology		919,379,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 0.6%
Solstice Advanced Materials, Inc.	273,451	23,032,778
Metals & Mining 1.8%
Coeur Mining, Inc.	988,151	19,091,077
Hecla Mining Co.	1,763,248	31,332,917
United States Antimony Corp.(a)	1,552,391	13,940,471
Total		64,364,465
Total Materials		87,397,243
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
Fervo Energy Co., Class A(a)	519,419	19,041,901
Total Utilities		19,041,901
Total Common Stocks (Cost $2,705,602,131)		3,587,404,209

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(e),(f)	127,502,940	127,451,939
Total Money Market Funds (Cost $127,451,517)		127,451,939
Total Investments in Securities (Cost: $2,833,053,648)		3,714,856,148
Other Assets & Liabilities, Net		(40,466,695)
Net Assets		3,674,389,453
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $1,154,238, which represents 0.03% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $1,154,238, which represents 0.03% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	11,675	10,180,303	1,154,238

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.

Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	96,244,940	1,824,245,759	(1,793,039,000)	240	127,451,939	3,477	2,429,339	127,502,940
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT226_(07/26)